Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,527,810	6,251,812
Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	27,043,601	22,698,328
Loans and advances to customers | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,746,981	1,318,412
Decrease through write-off, financial assets	813,085
Loans and advances to customers | Credit Card
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	8,650,139	6,870,564
Loans and advances to customers | Credit Card | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,219,545	874,201
Decrease through write-off, financial assets	655,521
Loans and advances to customers | Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,527,810	6,251,812
Loans and advances to customers | Real Estate loans | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	119,647	102,550
Decrease through write-off, financial assets	18,318
Loans and advances to customers | Personal loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,663,058	5,463,783
Loans and advances to customers | Personal loans | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	379,549	315,753
Decrease through write-off, financial assets	134,966
Loans and advances to customers | Business loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	3,438,526	3,392,500
Loans and advances to customers | Business loans | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	16,038	13,326
Decrease through write-off, financial assets	2,726
Loans and advances to customers | Agribusiness loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	764,068	719,669
Loans and advances to customers | Agribusiness loans | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	12,202	12,582
Decrease through write-off, financial assets	(1,554)
Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	360,871	282,392
Decrease Through Transfers To Stage One, Financial Assets	(49,567)
Decrease Through Transfers To Stage Three, Financial Assets	(905,269)
Transfer from Stage 3	16,835
Decrease through write-off, financial assets	0
Transfer from Stage 1	354,635
Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	505,752	485,614
Decrease Through Transfers To Stage Two, Financial Assets	(354,635)
Decrease Through Transfers To Stage Three, Financial Assets	(102)
Transfer from Stage 2	49,567
Transfer from Stage 3	8,471
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	229,170	174,466
Decrease Through Transfers To Stage One, Financial Assets	(21,446)
Decrease Through Transfers To Stage Three, Financial Assets	(705,634)
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Transfer from Stage 1	243,134
Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	364,415	296,909
Decrease Through Transfers To Stage Two, Financial Assets	(243,134)
Decrease Through Transfers To Stage Three, Financial Assets	(52)
Transfer from Stage 2	21,446
Transfer from Stage 3	53
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	34,194	16,939
Decrease Through Transfers To Stage One, Financial Assets	(25,679)
Decrease Through Transfers To Stage Three, Financial Assets	(52,921)
Transfer from Stage 3	14,621
Decrease through write-off, financial assets	0
Transfer from Stage 1	65,723
Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	41,922	66,484
Decrease Through Transfers To Stage Two, Financial Assets	(65,723)
Decrease Through Transfers To Stage Three, Financial Assets	(50)
Transfer from Stage 2	25,679
Transfer from Stage 3	7,554
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	95,927	90,088
Decrease Through Transfers To Stage One, Financial Assets	(2,311)
Decrease Through Transfers To Stage Three, Financial Assets	(143,397)
Transfer from Stage 3	2,183
Decrease through write-off, financial assets	0
Transfer from Stage 1	43,021
Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	75,580	98,516
Decrease Through Transfers To Stage Two, Financial Assets	(43,021)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	2,311
Transfer from Stage 3	864
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	910	899
Decrease Through Transfers To Stage One, Financial Assets	(131)
Decrease Through Transfers To Stage Three, Financial Assets	(3,317)
Transfer from Stage 3	31
Decrease through write-off, financial assets	0
Transfer from Stage 1	2,080
Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	12,303	12,099
Decrease Through Transfers To Stage Two, Financial Assets	(2,080)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	131
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	670	0
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Transfer from Stage 1	677
Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans | 12-month expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	11,532	11,606
Decrease Through Transfers To Stage Two, Financial Assets	(677)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	0
Transfer from Stage 3	0
Decrease through write-off, financial assets	0
Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	880,358	550,406
Decrease Through Transfers To Stage One, Financial Assets	(8,471)
Decrease Through Transfers To Stage Two, Financial Assets	(16,835)
Transfer from Stage 2	905,269
Decrease through write-off, financial assets	813,085
Transfer from Stage 1	102
Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	625,960	402,826
Decrease Through Transfers To Stage One, Financial Assets	(53)
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	705,634
Decrease through write-off, financial assets	655,521
Transfer from Stage 1	52
Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	43,531	19,127
Decrease Through Transfers To Stage One, Financial Assets	(7,554)
Decrease Through Transfers To Stage Two, Financial Assets	(14,621)
Transfer from Stage 2	52,921
Decrease through write-off, financial assets	18,318
Transfer from Stage 1	50
Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	208,042	127,149
Decrease Through Transfers To Stage One, Financial Assets	(864)
Decrease Through Transfers To Stage Two, Financial Assets	(2,183)
Transfer from Stage 2	143,397
Decrease through write-off, financial assets	134,966
Transfer from Stage 1	0
Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	2,825	328
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Two, Financial Assets	(31)
Transfer from Stage 2	3,317
Decrease through write-off, financial assets	2,726
Transfer from Stage 1	0
Loans and advances to customers | Financial instruments credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	0	976
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	0
Decrease through write-off, financial assets	1,554
Transfer from Stage 1	0
Provision for expected loss | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	27,043,601	22,698,328
Decrease through derecognition, financial assets	(11,392,840)
Decrease through write-off, financial assets	813,085
Increase (decrease) through modification of contractual cash flows, financial assets	16,551,198
Provision for expected loss | Loans and advances to customers | Credit Card
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	8,650,139	6,870,564
Decrease through derecognition, financial assets	(3,674,399)
Decrease through write-off, financial assets	655,521
Increase (decrease) through modification of contractual cash flows, financial assets	6,109,495
Provision for expected loss | Loans and advances to customers | Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,527,810	6,251,812
Decrease through derecognition, financial assets	(647,801)
Decrease through write-off, financial assets	18,318
Increase (decrease) through modification of contractual cash flows, financial assets	1,942,117
Provision for expected loss | Loans and advances to customers | Personal loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,663,058	5,463,783
Decrease through derecognition, financial assets	(820,078)
Decrease through write-off, financial assets	134,966
Increase (decrease) through modification of contractual cash flows, financial assets	2,154,319
Provision for expected loss | Loans and advances to customers | Business loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	3,438,526	3,392,500
Decrease through derecognition, financial assets	(5,849,536)
Decrease through write-off, financial assets	2,726
Increase (decrease) through modification of contractual cash flows, financial assets	5,898,288
Provision for expected loss | Loans and advances to customers | Agribusiness loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	764,068	719,669
Decrease through derecognition, financial assets	(401,026)
Decrease through write-off, financial assets	(1,554)
Increase (decrease) through modification of contractual cash flows, financial assets	446,979
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	24,458,736	20,775,502
Decrease Through Transfers To Stage Two, Financial Assets	(1,995,093)
Decrease Through Transfers To Stage Three, Financial Assets	(426)
Transfer from Stage 2	701,992
Transfer from Stage 3	65,384
Decrease through derecognition, financial assets	(9,753,335)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	14,664,712
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,259,117	917,041
Decrease Through Transfers To Stage One, Financial Assets	(701,992)
Decrease Through Transfers To Stage Three, Financial Assets	(1,796,235)
Transfer from Stage 3	181,618
Decrease through derecognition, financial assets	(1,198,456)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	1,862,048
Transfer from Stage 1	1,995,093
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	7,334,959	5,893,995
Decrease Through Transfers To Stage Two, Financial Assets	(742,022)
Decrease Through Transfers To Stage Three, Financial Assets	(172)
Transfer from Stage 2	66,526
Transfer from Stage 3	82
Decrease through derecognition, financial assets	(2,434,809)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	4,551,359
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	429,296	335,422
Decrease Through Transfers To Stage One, Financial Assets	(66,526)
Decrease Through Transfers To Stage Three, Financial Assets	(1,130,714)
Transfer from Stage 3	0
Decrease through derecognition, financial assets	(988,714)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	1,537,806
Transfer from Stage 1	742,022
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,932,926	5,843,066
Decrease Through Transfers To Stage Two, Financial Assets	(991,857)
Decrease Through Transfers To Stage Three, Financial Assets	(254)
Transfer from Stage 2	575,345
Transfer from Stage 3	63,552
Decrease through derecognition, financial assets	(514,602)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	1,957,676
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	466,957	280,633
Decrease Through Transfers To Stage One, Financial Assets	(575,345)
Decrease Through Transfers To Stage Three, Financial Assets	(357,015)
Transfer from Stage 3	173,535
Decrease through derecognition, financial assets	(34,350)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	(12,358)
Transfer from Stage 1	991,857
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,012,586	4,941,344
Decrease Through Transfers To Stage Two, Financial Assets	(211,050)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	36,963
Transfer from Stage 3	1,750
Decrease through derecognition, financial assets	(557,608)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	1,801,187
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	353,117	290,510
Decrease Through Transfers To Stage One, Financial Assets	(36,963)
Decrease Through Transfers To Stage Three, Financial Assets	(285,709)
Transfer from Stage 3	7,736
Decrease through derecognition, financial assets	(171,955)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	338,448
Transfer from Stage 1	211,050
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	3,417,555	3,378,982
Decrease Through Transfers To Stage Two, Financial Assets	(44,973)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	23,158
Transfer from Stage 3	0
Decrease through derecognition, financial assets	(5,847,002)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	5,907,390
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	6,389	10,476
Decrease Through Transfers To Stage One, Financial Assets	(23,158)
Decrease Through Transfers To Stage Three, Financial Assets	(22,797)
Transfer from Stage 3	347
Decrease through derecognition, financial assets	(1,725)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	(1,727)
Transfer from Stage 1	44,973
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	760,710	718,115
Decrease Through Transfers To Stage Two, Financial Assets	(5,191)
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 2	0
Transfer from Stage 3	0
Decrease through derecognition, financial assets	(399,314)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	447,100
Provision for expected loss | Loans and advances to customers | Financial instruments not credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	3,358	0
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Three, Financial Assets	0
Transfer from Stage 3	0
Decrease through derecognition, financial assets	(1,712)
Decrease through write-off, financial assets	0
Increase (decrease) through modification of contractual cash flows, financial assets	(121)
Transfer from Stage 1	5,191
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	1,325,748	1,005,785
Decrease Through Transfers To Stage One, Financial Assets	(65,384)
Decrease Through Transfers To Stage Two, Financial Assets	(181,618)
Transfer from Stage 2	1,796,235
Decrease through derecognition, financial assets	(441,049)
Decrease through write-off, financial assets	813,085
Increase (decrease) through modification of contractual cash flows, financial assets	24,438
Transfer from Stage 1	426
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	885,884	641,147
Decrease Through Transfers To Stage One, Financial Assets	(82)
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	1,130,714
Decrease through derecognition, financial assets	(250,876)
Decrease through write-off, financial assets	655,521
Increase (decrease) through modification of contractual cash flows, financial assets	20,330
Transfer from Stage 1	172
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	127,927	128,113
Decrease Through Transfers To Stage One, Financial Assets	(63,552)
Decrease Through Transfers To Stage Two, Financial Assets	(173,535)
Transfer from Stage 2	357,015
Decrease through derecognition, financial assets	(98,849)
Decrease through write-off, financial assets	18,318
Increase (decrease) through modification of contractual cash flows, financial assets	(3,201)
Transfer from Stage 1	254
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	297,355	231,929
Decrease Through Transfers To Stage One, Financial Assets	(1,750)
Decrease Through Transfers To Stage Two, Financial Assets	(7,736)
Transfer from Stage 2	285,709
Decrease through derecognition, financial assets	(90,515)
Decrease through write-off, financial assets	134,966
Increase (decrease) through modification of contractual cash flows, financial assets	14,684
Transfer from Stage 1	0
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	14,582	3,042
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Two, Financial Assets	(347)
Transfer from Stage 2	22,797
Decrease through derecognition, financial assets	(809)
Decrease through write-off, financial assets	2,726
Increase (decrease) through modification of contractual cash flows, financial assets	(7,375)
Transfer from Stage 1	0
Provision for expected loss | Loans and advances to customers | Financial instruments credit-impaired [member] | Agribusiness loans | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Securities	0	R$ 1,554
Decrease Through Transfers To Stage One, Financial Assets	0
Decrease Through Transfers To Stage Two, Financial Assets	0
Transfer from Stage 2	0
Decrease through derecognition, financial assets	0
Decrease through write-off, financial assets	(1,554)
Increase (decrease) through modification of contractual cash flows, financial assets	0
Transfer from Stage 1	R$ 0